Segment information - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	£ 14,428.7	£ 12,801.1	£ 12,002.8
Headline operating profit	1,741.8	1,493.5	1,260.5
Non-current assets	13,401.5	12,193.2
North America
Disclosure of geographical areas [line items]
Revenue	5,549.5	4,494.2	4,464.9
Revenue less pass-through costs	4,688.1	3,849.2	3,743.4
Headline operating profit	770.4	655.7	611.9
Non-current assets	5,896.4	5,075.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,003.8	1,866.9	1,637.0
Revenue less pass-through costs	1,537.2	1,414.3	1,233.8
Headline operating profit	187.1	180.9	137.7
Non-current assets	1,556.2	1,565.4
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	2,876.2	2,786.3	2,441.6
Revenue less pass-through costs	2,318.5	2,225.4	2,019.4
Headline operating profit	301.3	288.6	198.7
Non-current assets	2,797.9	2,618.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	3,999.2	3,653.7	3,459.3
Revenue less pass-through costs	3,255.5	2,908.3	2,765.4
Headline operating profit	483.0	368.3	312.2
Non-current assets	3,151.0	2,933.6
United States
Disclosure of geographical areas [line items]
Revenue	5,230.9	4,220.8	4,216.1
Revenue less pass-through costs	4,402.0	3,597.4	3,524.8
Headline operating profit	727.6	615.2	£ 563.7
Non-current assets	£ 5,379.5	£ 4,730.1